Business activity and Initial Public Offering - Additional information (Detail)				1 Months Ended		12 Months Ended
	Apr. 03, 2020	Jul. 18, 2019 PEN (S/) shares	Jul. 18, 2019 USD ($) $ / shares shares	Jul. 31, 2019 PEN (S/) shares	Jul. 31, 2019 USD ($) shares	Dec. 31, 2020 PEN (S/)	Dec. 31, 2019 PEN (S/)	Dec. 31, 2018 PEN (S/)	Dec. 24, 2020 PEN (S/)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 PEN (S/)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 PEN (S/)
Business activity and Initial Public Offering [Line Items]
Outstanding Capital Stock Percentage						70.64%
IPO number of shares authorized | shares		9,000,000	9,000,000
IPO share price | $ / shares			$ 46.00
IPO additional call options issued | shares		1,350,000	1,350,000
IPO, Number of shares issued | shares		2,336,841	2,336,841
IPO, Shares issued on options exercised | shares		1,186,841	1,186,841
IPO, fair value of shares issued		S/ 336,950,000
fair value of shares issued net of issuance costs							S/ 684,125,000
Treasury stock, sold value								S/ 383,589,000
Notional amount						S/ 12,940,167,000	S/ 17,730,023,000
Intercorp Financial Services Inc [Member]
Business activity and Initial Public Offering [Line Items]
IPO, Number of shares issued | shares		1,150,000	1,150,000
Treasury stock, sold | shares		2,418,754	2,418,754
Treasury stock, sold value		S/ 347,175,000
IPO, Treasury shares reissued | shares		2,418,754	2,418,754
Issued capital [member]
Business activity and Initial Public Offering [Line Items]
IPO, Number of shares issued | shares				2,336,841	2,336,841
IPO, fair value of shares issued		S/ 74,571,000		S/ 74,571,000	$ 22,714,000
fair value of shares issued net of issuance costs | $			$ 208,384,000
IPO, Issuance expense		S/ 15,957,000
Issued capital [member] | Intercorp Financial Services Inc [Member]
Business activity and Initial Public Offering [Line Items]
IPO share price | $ / shares			$ 46.00
IPO, Number of shares issued | shares		4,755,595	4,755,595
IPO, fair value of shares issued | $			$ 218,757,000
fair value of shares issued net of issuance costs		S/ 684,125,000
Share premium [member]
Business activity and Initial Public Offering [Line Items]
IPO, fair value of shares issued		S/ 262,379,000
Covid Ninteen [Member] | International Subordinated Bonds [Member]
Business activity and Initial Public Offering [Line Items]
Notional amount | $												$ 300,000,000
Covid Ninteen [Member] | Capitalization Agreement [Member]
Business activity and Initial Public Offering [Line Items]
Capitalization Amount of Net Profit Generated Eligible For Capitalization													S/ 231,887,000
Covid Ninteen [Member] | Bottom of range [member]
Business activity and Initial Public Offering [Line Items]
Reduction in distributable dividends percentage	25.00%
Covid Ninteen [Member] | Top of range [member]
Business activity and Initial Public Offering [Line Items]
Reduction in distributable dividends percentage	45.00%
Covid Ninteen [Member] | Reactiva Peru Program [Member]
Business activity and Initial Public Offering [Line Items]
Loans and Recivables Non Current						6,615,768,000
Covid Ninteen [Member] | Financial guarantee contracts [Member] | Reactiva Peru Program [Member]
Business activity and Initial Public Offering [Line Items]
Loans And Receivables Guaranteed Amount						5,855,826,000
Covid Ninteen [Member] | Peruvian Financial System [Member] | Financial guarantee contracts [Member]
Business activity and Initial Public Offering [Line Items]
Provision Of Guarantees Or Collateral By Government Transactions						S/ 60,000,000,000
Banco Internacional del Per SAA [Member]
Business activity and Initial Public Offering [Line Items]
Percentage of capital stock owned						99.30%	99.30%
Interseguro Compaa de Seguros SA [Member]
Business activity and Initial Public Offering [Line Items]
Percentage of capital stock owned						99.84%	99.84%
Inteligo Group Corp [Member]
Business activity and Initial Public Offering [Line Items]
Percentage of capital stock owned						100.00%
Non Related Shareholder [Member]
Business activity and Initial Public Offering [Line Items]
IPO, Number of shares issued | shares		3,000,000	3,000,000
Intercorp Peru [Member]
Business activity and Initial Public Offering [Line Items]
IPO, Number of shares issued | shares		2,531,246	2,531,246
Interseguro [Member]
Business activity and Initial Public Offering [Line Items]
Notional amount | $										$ 25,000,000
Interseguro [Member] | Covid Ninteen [Member]
Business activity and Initial Public Offering [Line Items]
Compromise Capitalization Amount of Net Profit Generated Eligible For Capitalization											S/ 50,000,000
Capitalization Amount Of Charge To Retained Earnings Eligible For Capitalization									S/ 48,148,000
Intercorp Per Ltd [Member]
Business activity and Initial Public Offering [Line Items]
Issued capital stock, Percentage							70.62%